Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 21,519	$ 19,380
Short-term deposits	52,278	35,113
Total cash and cash equivalents	$ 73,797	$ 54,493	$ 61,288	$ 82,835